LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	$ 269,923,739	$ 220,323,483
Total allowance	(15,479,640)	(15,864,482)	$ (16,616,043)	$ (10,929,395)
Loans and advances to customers, net	254,444,099	204,459,001
Commercial
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	143,537,853	114,911,843
Total allowance	(7,270,305)	(7,813,023)	(7,673,720)	(5,456,993)
Consumer
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	59,588,721	48,363,040
Total allowance	(6,047,135)	(5,305,267)	(5,753,430)	(3,445,818)
Mortgage
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	37,371,373	30,646,787
Total allowance	(1,024,091)	(1,061,058)	(992,515)	(860,665)
Financial Leasing
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	28,097,716	25,119,628
Total allowance	(1,013,074)	(1,521,067)	(1,996,033)	(1,025,403)
Small Business Loans
LOANS AND ADVANCES TO CUSTOMERS, NET
Gross loans and advances to customers	1,328,076	1,282,185
Total allowance	$ (125,035)	$ (164,067)	$ (200,345)	$ (140,516)